Trade and Other Payables (Details) - Schedule of Trade and Other Payables	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule of Trade and Other Payables [Abstract]
Trade payables	RM 1,148,594	$ 246,062	RM 139,102
Accruals	4,657,361	997,742	7,965,442
Sundry payables	589,388	126,264	2,303,774
Total	RM 6,395,343	$ 1,370,068	RM 10,408,318